SEGMENT INFORMATION (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Number of operating segments | Segment	1
Non-current assets	$ 46,158,692	$ 13,887,873
United States of America
Reconciliation Of Non Current Assets By Geographical Location [Abstract]
Non-current assets	$ 45,719,988	$ 13,887,873